SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
Balance at beginning of period	¥ 52,845	¥ 293
Reversal of allowance for credit losses	(6,299)
Foreign currency translation difference	(457)	(2)
Balance at the end of period	¥ 46,089	¥ 291